Commitments And Contingencies (Contingent Consideration related to Acquisition) (Details) - Aloha Petroleum, Ltd [Member] - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 16, 2014
Site Contingency [Line Items]
Contingent consideration, liability	$ 18,300	$ 18,300
Other Noncurrent Liabilities [Member]
Site Contingency [Line Items]
Contingent consideration, liability	$ 18,300